Inventories	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
Inventories
Note 5 - Inventories

	December 31,	December 31,
	2023	2022
	$ thousands	$ thousands
Raw materials	33,790	35,111
Work in progress	486	143
Finished products	34,535	36,755

	68,811	72,009

During the years ended December 31, 2023, 2022 and 2021, the Company recorded inventory write-offs for excess inventory and slow-moving inventory in a total amount of $7,731 thousand, $1,980 thousand and $1,907 thousand, respectively that have been included in Cost of revenues.

As of December 31, 2023, the Company has an outstanding inventory purchase orders with its suppliers in the amount of $22,892 thousand. The commitments are due primarily within one year.